PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8:-           PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$11,681	$9,636
Leasehold improvements	2,082	1,865
Office furniture and equipment	2,048	2,105

	15,811	13,606
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	7,135	6,845
Leasehold improvements	1,708	1,696
Office furniture and equipment	820	910

	9,663	9,451

Depreciated cost	$6,148	$4,155

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $3,104, $1,990 and $2,473, respectively.